Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.5%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$4,950	$4,765,320
Series F, 5.50%, 11/01/53	2,920	2,952,774
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	1,145	1,162,839
Series A, 5.00%, 12/01/47	1,010	1,004,505
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)(b)	2,665	2,716,485

		12,601,923

Arizona — 9.6%
Arizona Board of Regents, RB, Series A, 4.00%, 07/01/42	1,000	902,703
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 12/01/42	2,785	2,723,866
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(c)	875	755,058
5.00%, 07/01/54(c)	615	524,636
7.10%, 01/01/55(c)	250	250,601
Series A, 5.00%, 07/01/39(c)	1,280	1,176,890
Series A, (BAM), 5.00%, 06/01/49	2,500	2,537,942
Series A, 5.00%, 07/01/49(c)	1,445	1,244,761
Series A, 5.00%, 07/15/49(c)	1,000	853,784
Series A, 5.00%, 12/15/49(c)	250	215,603
Series A, 5.00%, 07/01/54(c)	1,110	932,991
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(c)	500	470,183
Series A, 5.38%, 07/01/50(c)	1,645	1,497,294
Series A, 5.50%, 07/01/52(c)	600	557,857
Series G, 5.00%, 07/01/47(c)	2,360	2,060,183
Series S, (SD CRED PROG), 5.00%, 07/01/37	750	756,475
City of Buckeye Arizona Excise Tax Revenue, RB, 5.00%, 07/01/43	4,000	4,040,356
City of Goodyear Arizona Water & Sewer Revenue, RB, 2nd Series, Subordinate, (AGM), 4.00%, 07/01/45	250	221,392
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, (AGM), 5.00%, 07/01/40	3,500	3,526,698
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/49	5,960	5,652,458
City of Phoenix Civic Improvement Corp., RB
Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(d)	100	112,623
Series A, AMT, 5.00%, 07/01/42	3,000	2,967,816
Series B, AMT, 5.00%, 07/01/44	4,515	4,270,725
Series A, Junior Lien, 4.00%, 07/01/39	1,300	1,203,468
City of Phoenix Civic Improvement Corp., Refunding RB
AMT, Senior Lien, 5.00%, 07/01/32	700	701,124
Series D, Junior Lien, 4.00%, 07/01/40	1,000	855,163
Florence Town Inc Industrial Development Authority, RB, 6.00%, 07/01/23(c)(e)	500	509,332
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	825	679,114
Industrial Development Authority of the City of Phoenix, RB
6.63%, 07/01/23(e)	500	511,367
Series A, 5.00%, 07/01/44	2,000	1,816,506
Series A, 6.75%, 07/01/44(c)	440	457,441
Series A, 5.00%, 07/01/46(c)	1,570	1,376,675
Industrial Development Authority of the City of Phoenix, Refunding RB
5.00%, 07/01/45(c)	500	440,560

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the City of Phoenix, Refunding RB (continued)
5.00%, 07/01/46	$500	$448,279
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(c)	1,150	994,150
Industrial Development Authority of the County of Pima, Refunding RB
5.00%, 06/15/49(c)	1,985	1,613,998
5.00%, 06/15/52(c)	530	423,288
Series A, 4.00%, 09/01/29	1,000	965,953
Industrial Development Authority of the County of Yavapai, Refunding RB, 4.00%, 08/01/43	1,650	1,416,372
Kyrene Elementary School District No.28, GO
Series B, 5.50%, 07/01/29	480	487,446
Series B, 5.50%, 07/01/30	400	406,164
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	891,787
4.00%, 07/01/50	1,500	1,210,341
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(c)	545	498,458
5.00%, 07/01/47(c)	1,000	860,078
5.00%, 07/01/54(c)	1,500	1,271,272
Series A, 5.00%, 09/01/37	1,525	1,531,878
Series A, 5.00%, 01/01/38	500	509,127
Series A, 4.13%, 09/01/38	550	491,538
Series A, 4.13%, 09/01/42	750	648,949
Series A, 5.00%, 09/01/42	1,000	984,771
Maricopa County Unified School District No.11-Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,276,712
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	512,702
Phoenix-Mesa Gateway Airport Authority, ARB, AMT, 5.00%, 07/01/38	3,600	3,600,626
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	200	201,019
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,081,726
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,048,474
5.00%, 12/01/32	155	152,828
5.00%, 12/01/37	6,610	6,495,283
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,403,916
Town of Queen Creek Arizona Excise Tax Revenue, RB, Series A, 5.00%, 08/01/42	750	780,894
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,103,320

		83,114,994

Arkansas(c) — 0.4%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	3,785	2,968,958
Series A, AMT, 4.75%, 09/01/49	800	649,688

		3,618,646

California — 14.9%
ABC Unified School District, GO, Series C, (NPFGC-IBC FGIC), 0.00%, 08/01/34(f)	1,215	743,561
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(f)	1,175	430,478
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	2,430	2,509,264

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Community Housing Agency, RB, M/F Housing(c)
3.00%, 08/01/56	$440	$257,987
Series A, 5.00%, 04/01/49	320	261,184
Series A-2, 4.00%, 08/01/47	2,050	1,403,008
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,770	1,799,486
California Housing Finance Agency, RB, M/F Housing Class A, 3.25%, 08/20/36	3,066	2,509,713
Series 2021-1, Class A, 3.50%, 11/20/35	1,242	1,055,199
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	835	847,681
Series I, 5.50%, 11/01/31	1,000	1,021,916
California Statewide Communities Development Authority, Refunding RB(c)
Series A, 5.00%, 06/01/36	1,360	1,270,160
Series A, 5.00%, 06/01/46	1,680	1,433,042
Carlsbad Unified School District, Refunding GO, Series B, 6.00%, 05/01/34(d)	5,000	5,190,115
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 4.00%, 05/15/51	8,175	6,633,187
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	1,660	1,024,919
CSCDA Community Improvement Authority, RB, M/F Housing(c)
5.00%, 09/01/37	375	327,976
4.00%, 10/01/56	590	431,851
4.00%, 12/01/56	575	367,818
Series A, 4.00%, 06/01/58	3,700	2,704,108
Senior Lien, 3.13%, 06/01/57	2,065	1,248,375
Series A, Senior Lien, 4.00%, 12/01/58	4,840	3,286,776
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(f)	2,130	175,450
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(f)	5,000	3,589,245
Grossmont-Cuyamaca Community College District, GO, CAB, Series C, Election 2002, (AGC), 0.00%, 08/01/30(f)	10,030	7,414,146
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(d)	4,125	4,760,662
Kern Community College District, GO, Series C, 5.50%, 11/01/23(e)	1,620	1,656,912
Los Angeles Unified School District, GO, Election of 2008, 5.25%, 07/01/42	3,555	3,729,287
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertiable, Election 2008, 6.25%, 08/01/28(d)	4,445	3,780,090
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,019,982
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/36(f)	8,750	4,748,065
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,405	4,484,258
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(e)	2,905	2,938,236
Series J, 5.25%, 05/15/38	825	831,508

Security	Par (000)	Value

California (continued)
Rio Hondo Community College District, GO, CAB(f)
Series C, Election 2004, 0.00%, 08/01/37	$4,005	$2,039,807
Series C, Election 2004, 0.00%, 08/01/38	5,000	2,403,600
San Bernardino Community College District, GO, CAB, Series B, 6.38%, 08/01/34(d)	10,000	10,530,790
San Diego Community College District, GO, CAB(f)
Election 2006, 0.00%, 08/01/31	2,145	1,321,260
Election 2006, 0.00%, 08/01/32	2,680	1,550,308
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	935	717,277
San Diego Unified School District, GO, CAB(f)
Series C, Election 2008, 0.00%, 07/01/38	3,800	1,834,762
Series G, Election 2008, 0.00%, 01/01/24(e)	7,295	3,662,871
San Diego Unified School District, Refunding GO, CAB(f)
Series R-1, 0.00%, 07/01/30	5,000	3,764,070
Series R-1, 0.00%, 07/01/31	3,005	2,114,925
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,065	1,074,368
Series A, AMT, 5.25%, 05/01/33	830	831,976
San Mateo County Community College District, GO, CAB, Series C, Series 2001, (NPFGC), 0.00%, 09/01/30(f)	12,740	9,416,962
State of California, GO, 5.50%, 04/01/28	5	5,009
Walnut Valley Unified School District, GO, CAB, Series B, Election 2007, 0.00%, 08/01/36(f)	5,500	2,939,508
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	633,374
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(f)	15,000	8,119,605

		129,846,117

Colorado — 1.4%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(c)	345	289,462
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,015,501
Series A, AMT, 5.50%, 11/15/30	330	334,985
Series A, AMT, 5.50%, 11/15/31	400	405,991
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	2,955	2,999,505
City & County of Denver Colorado Dedicated Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(f)	1,760	878,399
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	3,035	2,621,126
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	2,555	2,091,109
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,060	854,656
Series A, 3.25%, 08/01/49	1,610	1,075,699

		12,566,433

Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	260	228,165
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(c)	205	174,585

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB
5.00%, 12/01/45(b)	$3,280	$3,143,998
Series A, 4.00%, 07/01/49	2,435	1,812,217
State of Connecticut, GO, Series C, 5.00%, 06/15/32	1,455	1,538,073

		6,897,038

Delaware — 0.2%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,518,149

District of Columbia — 0.8%
District of Columbia, RB
Series A, 5.00%, 07/01/47	3,755	3,921,227
Series B-1, (NPFGC-IBC FGIC), 5.00%, 02/01/31	435	435,436
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,288,566

		6,645,229

Florida — 10.9%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	3,775	3,864,241
Capital Trust Agency, Inc., RB(c)
5.00%, 01/01/55	825	649,868
Series A, 5.00%, 06/01/55	1,285	971,127
Series A, 5.50%, 06/01/57	460	374,845
City of Tampa Florida, RB, CAB(f)
Series A, 0.00%, 09/01/49	1,725	366,799
Series A, 0.00%, 09/01/53	1,840	312,355
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	1,005	953,576
Series A, AMT, 4.00%, 10/01/49	3,315	2,642,678
Series A, AMT, 5.00%, 10/01/49	300	282,936
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	3,650	3,691,712
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	3,800	3,789,809
AMT, 5.00%, 10/01/34	450	446,541
County of Miami-Dade Seaport Department, ARB(e)
Series A, 5.38%, 10/01/23	1,170	1,192,369
Series A, 6.00%, 10/01/23	4,780	4,898,061
Series B, AMT, 6.00%, 10/01/23	3,765	3,847,542
Series B, AMT, 6.25%, 10/01/23	1,500	1,536,195
County of Osceola Florida Transportation Revenue, Refunding RB(f)
Series A-2, 0.00%, 10/01/38	1,000	394,822
Series A-2, 0.00%, 10/01/41	1,900	622,843
Series A-2, 0.00%, 10/01/42	2,210	681,279
Series A-2, 0.00%, 10/01/43	2,010	580,948
Series A-2, 0.00%, 10/01/44	2,055	554,994
Series A-2, 0.00%, 10/01/45	2,725	687,815
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/50	5,000	3,755,515
Florida Development Finance Corp., RB(c)
6.50%, 06/30/57	1,230	1,125,070
AMT, 5.00%, 05/01/29	1,275	1,194,225
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(c)	710	631,709
Greater Orlando Aviation Authority, ARB Series A, AMT, 4.00%, 10/01/44	2,370	1,950,316

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, ARB (continued)
Series A, AMT, 4.00%, 10/01/52	$3,260	$2,551,094
Sub-Series A, AMT, 5.00%, 10/01/47	16,620	15,906,753
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(e)	1,995	2,027,239
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	230,079
3.85%, 05/01/39	450	361,311
5.38%, 05/01/47	260	242,611
4.00%, 05/01/49	675	502,329
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	302,124
4.00%, 05/01/50	605	452,268
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	25	25,010
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	6,595	6,627,171
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,885	2,413,646
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	6,605	5,126,266
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,325	1,381,136
5.00%, 08/01/47	3,845	3,991,856
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	335	288,779
Palm Beach County Health Facilities Authority, RB
Series B, 4.00%, 11/15/41	160	126,566
Series B, 5.00%, 11/15/42	300	281,870
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	4,140	4,198,519
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(e)	2,820	2,853,452
Seminole Improvement District, RB
5.00%, 10/01/32	255	242,803
5.30%, 10/01/37	290	269,640
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	337,488
4.13%, 12/15/49	350	265,179
Village Community Development District No.14, SAB, 5.50%, 05/01/53	1,955	1,961,934

		94,967,313

Georgia — 3.7%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	1,855	1,522,504
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	715	596,652
Gainesville & Hall County Hospital Authority, RB, Class A, 4.00%, 02/15/51	2,875	2,289,541
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	430	319,198
Georgia Housing & Finance Authority, RB, S/F Housing, 3.60%, 12/01/44	1,615	1,279,256
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, 3.70%, 06/01/49	1,435	1,169,290
Georgia Ports Authority, RB, 4.00%, 07/01/52	1,345	1,120,748

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	$2,980	$2,425,610
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/37	1,475	1,412,882
Series A, 5.00%, 05/15/38	910	864,779
Series A, 5.00%, 05/15/43	1,620	1,499,375
Series A, 5.00%, 05/15/49	1,230	1,116,502
Series B, 5.00%, 12/01/52(a)	6,690	6,604,903
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	1,005	808,795
5.00%, 01/01/56	1,370	1,265,359
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	7,895,222
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(e)	330	338,031

		32,528,647

Hawaii — 0.1%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	490,766
AMT, 5.25%, 08/01/26	525	531,148

		1,021,914

Illinois — 12.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,484,447
Series A, 5.00%, 12/01/40	4,090	3,712,955
Series A, 5.00%, 12/01/47	1,265	1,090,372
Series C, 5.25%, 12/01/35	970	925,028
Series D, 5.00%, 12/01/46	1,230	1,067,150
Series H, 5.00%, 12/01/36	295	271,704
Chicago Board of Education, Refunding GO
Series A, 0.00%, 12/01/25(f)	590	515,608
Series A, 5.00%, 12/01/30	2,225	2,169,942
Series C, 5.00%, 12/01/25	415	413,910
Series D, 5.00%, 12/01/25	530	528,608
Series G, 5.00%, 12/01/34	290	275,353
Chicago Midway International Airport, Refunding ARB
Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,475	1,461,424
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	2,070	1,974,000
Chicago Midway International Airport, Refunding RB, Series B, 5.00%, 01/01/46	7,060	6,873,694
Chicago O’Hare International Airport, ARB
Series A, AMT,Senior Lien, 4.38%, 01/01/53	2,780	2,370,156
Series D, Senior Lien, 5.25%, 01/01/42	6,885	7,007,505
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	4,090	4,096,544
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 5.00%, 01/01/31	2,500	2,503,182
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	1,610	1,629,186
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/57	2,575	2,374,593
Cook County Community College District No.508, GO
5.50%, 12/01/38	1,000	1,009,135
5.25%, 12/01/43	1,500	1,505,754
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,945	2,805,687
Series B, 4.00%, 08/15/41	1,100	926,370
Series C, 4.13%, 08/15/37	2,430	2,123,446

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued)
Series C, 5.00%, 08/15/44	$820	$782,082
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	320	295,399
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, 5.25%, 01/01/33	9,145	9,173,477
Metropolitan Pier & Exposition Authority, RB
Series A, (NPFGC), 0.00%, 12/15/26(f)	5,000	4,100,250
Series A, (NPFGC), 0.00%, 12/15/33(f)	9,950	5,653,948
Series A, 5.00%, 06/15/57	3,005	2,712,544
Metropolitan Pier & Exposition Authority, RB, CAB(f)
(BAM-TCRS), 0.00%, 12/15/56	2,965	448,590
Series A, (NPFGC), 0.00%, 06/15/30	14,205	9,805,001
Series A, (NPFGC), 0.00%, 06/15/30(g)	800	587,964
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,690	1,272,803
Series B, (AGM), 0.00%, 06/15/44(f)	8,075	2,477,289
Series B, (BAM-TCRS), 0.00%, 12/15/54(f)	4,140	704,102
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,533,325
State of Illinois, GO
5.25%, 02/01/30	2,010	2,015,620
5.25%, 02/01/32	2,330	2,334,022
5.50%, 07/01/33	2,920	2,928,100
5.25%, 02/01/34	1,610	1,610,908
5.50%, 07/01/38	2,700	2,702,449
5.50%, 05/01/39	2,785	2,799,404
Series D, 5.00%, 11/01/27	440	441,522

		109,494,552

Indiana — 0.5%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,370,543
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(e)	3,285	3,309,703

		4,680,246

Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	345	270,924
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, Subordinate, 0.00%, 06/01/65(f)	10,850	998,721

		1,269,645

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	509,603

Kentucky — 0.4%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(c)	1,575	1,271,157
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	2,000	1,828,356

		3,099,513

Louisiana — 1.6%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	330	344,407
Series B, (AGM), 5.00%, 12/01/35	440	457,705
Series B, (AGM), 5.00%, 12/01/36	395	409,835
Series B, (AGM), 5.00%, 12/01/37	495	512,318
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,527,382

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/42	$4,600	$4,553,195
5.00%, 05/15/47	1,895	1,840,039
New Orleans Aviation Board, RB, Series B, AMT, 5.00%, 01/01/45	4,620	4,391,698

		14,036,579

Maine — 0.0%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	465	346,604

Maryland — 4.1%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	500	506,299
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	234,620
City of Baltimore Maryland, RB
Series A, 5.00%, 01/01/24(e)	1,000	1,019,906
Series A, 5.00%, 07/01/41	100	101,066
Series A, 5.00%, 07/01/46	3,040	3,047,697
Series A, 4.00%, 07/01/49	3,380	2,915,987
Series C, 5.00%, 01/01/24(e)	1,000	1,020,078
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	750	605,875
Series A, 4.50%, 09/01/33	185	174,169
Series A, 5.00%, 09/01/38	250	239,113
City of Baltimore Maryland, Refunding TA(c)
Series A, Senior Lien, 3.50%, 06/01/39	650	508,572
Series A, Senior Lien, 3.63%, 06/01/46	1,095	802,682
City of Baltimore Maryland, TA(c)
Series B, 3.70%, 06/01/39	200	160,792
Series B, 3.88%, 06/01/46	300	229,577
County of Anne Arundel Maryland, Refunding RB, 3.25%, 09/01/28	360	342,582
County of Baltimore Maryland, Refunding RB, 4.00%, 01/01/50	500	422,768
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(c)	235	208,870
County of Howard Maryland, TA
6.10%, 02/15/44	250	251,224
Series A, 4.50%, 02/15/47(c)	500	414,018
County of Montgomery Maryland, RB, 4.00%, 12/01/44	750	636,823
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(c)	300	275,612
Howard County Housing Commission, RB, M/F Housing
5.00%, 12/01/42	500	503,805
4.00%, 06/01/46	500	422,814
Series A, 5.00%, 06/01/44	550	550,741
Maryland Community Development Administration, RB, M/F Housing, Series D, 3.70%, 07/01/35	500	460,713
Maryland Community Development Administration, Refunding RB, Series D, 3.25%, 09/01/50	445	427,044
Maryland Economic Development Corp., ARB, AMT, 5.00%, 06/01/49	250	225,021
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	340,825
Class B, AMT, 5.25%, 06/30/55	2,920	2,792,367
Maryland Economic Development Corp., Refunding RB
5.00%, 07/01/37	500	472,322
5.00%, 07/01/39	500	463,323
(AGM), 5.00%, 06/01/43	1,350	1,404,667

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/35	$100	$101,003
Maryland Health & Higher Educational Facilities Authority, RB
4.00%, 07/01/48	300	239,917
Series 2017, 5.00%, 12/01/46	250	248,389
Series A, 5.00%, 05/15/42	2,330	2,282,804
Series B, 4.00%, 04/15/45	250	205,074
Maryland Health & Higher Educational Facilities Authority, Refunding RB
4.00%, 07/01/24(e)	100	101,183
5.00%, 07/01/24(e)	700	719,520
5.00%, 06/01/29	500	500,313
5.00%, 07/01/34	510	520,990
5.00%, 07/01/35	200	201,305
5.00%, 07/01/40	1,000	955,927
4.00%, 07/01/41	500	426,853
5.00%, 08/15/42	1,000	979,050
4.13%, 07/01/47	500	414,024
Series A, 5.00%, 01/01/28	100	100,821
Series A, 5.00%, 01/01/45	500	470,513
Maryland State Transportation Authority Passenger Facility Charge Revenue, ARB, AMT, 4.00%, 06/01/29	1,925	1,849,596
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	2,830	2,316,247
Washington Suburban Sanitary Commission, RB, Second Series, (GTD), 4.00%, 06/01/41	875	817,342

		35,632,843

Massachusetts — 5.1%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/46	4,495	4,529,405
Series C, 5.00%, 07/01/45	1,000	1,015,302
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	811,136
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	474,835
5.00%, 07/01/47	580	564,144
5.00%, 10/01/48	200	163,206
Series A, 5.25%, 01/01/42	500	496,858
Series A, (AMBAC), 5.75%, 01/01/42	650	749,053
Series A, 5.00%, 01/01/47	5,945	5,582,658
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	150	144,890
4.00%, 07/01/39	2,545	2,194,617
5.00%, 04/15/40	1,000	950,718
4.00%, 07/01/41	7,685	6,673,354
4.13%, 10/01/42(c)	550	518,354
4.00%, 12/01/42	485	390,038
5.00%, 12/01/42	525	499,953
5.00%, 09/01/43	500	480,406
4.00%, 07/01/44	250	228,729
Series A, 4.00%, 06/01/29(e)	420	434,438
Series A, 5.00%, 06/01/29(e)	250	273,284
Series A-2, 4.00%, 07/01/41	100	86,836
Series E, 4.00%, 07/01/38	500	433,650
Series P, 5.45%, 05/15/59	1,500	1,634,176

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 01/01/27	$1,000	$1,020,697
Series B, AMT, 2.63%, 07/01/36	100	79,846
AMT, Subordinate, 3.75%, 07/01/47	2,135	1,583,068
Series C, AMT, Subordinate, 3.00%, 07/01/51	1,880	1,157,849
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	90	83,137
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,084,220
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.80%, 12/01/43	500	403,156
Series A, 3.85%, 06/01/46	130	101,974
Series A-1, (FHA 542(C)), 3.10%, 06/01/60	1,245	751,735
Series C-1, 3.15%, 12/01/49	1,000	667,350
Series D-1, 2.55%, 12/01/50	295	182,500
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	1,470	1,278,565
Series A, AMT, 4.50%, 12/01/47	395	349,065
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 214, (FHLMC, FNMA, GNMA), 2.95%, 12/01/44	465	348,608
Massachusetts Port Authority, ARB, Series B, AMT, 5.00%, 07/01/45	1,750	1,699,887
Massachusetts School Building Authority, RB
Series A, 5.00%, 08/15/45	750	775,936
Sub-Series B, 4.00%, 02/15/43	1,780	1,584,700
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	930,305
University of Massachusetts Building Authority, RB, Series 1, 5.00%, 11/01/39(e)	500	500,000

		43,912,638

Michigan — 5.7%
Eastern Michigan University, RB
Series A, (AGM), 4.00%, 03/01/44	1,455	1,296,504
Series A, 4.00%, 03/01/47	1,455	1,190,936
Michigan Finance Authority, RB
4.00%, 02/15/47(b)	5,510	4,425,792
4.00%, 02/15/50(b)	6,975	5,463,936
Series A, 4.00%, 11/15/50	5,680	4,460,640
Michigan Finance Authority, Refunding RB
4.00%, 11/15/46	3,420	2,777,105
Series A, 4.00%, 12/01/40	7,000	6,099,310
Michigan State Building Authority, Refunding RB, 4.00%, 04/15/54	3,765	3,137,416
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	2,275	1,418,058
Series A, 4.05%, 10/01/48	1,855	1,537,630
Series A, 4.15%, 10/01/53	1,885	1,549,928
Series A, 2.70%, 10/01/56	8,210	4,801,618
Series A-1, 3.35%, 10/01/49	3,465	2,519,318
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	675	520,239
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,505	1,536,211
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	5,581,504
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(e)	900	916,007

		49,232,152

Security	Par (000)	Value

Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	$1,615	$1,562,966

Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 11/15/42	1,015	869,772
Missouri Housing Development Commission, RB, S/F Housing, Class B, (FHLMC, FNMA, GNMA), 2.20%, 11/01/46	2,635	1,718,054

		2,587,826

Montana — 0.0%
City of Kalispell MT, Refunding RB, Series A, 5.25%, 05/15/37	170	155,914

Nebraska — 0.7%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	6,265	6,137,163

Nevada — 1.1%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	1,620,006
Las Vegas Valley Water District Refunding GO, Series A, 5.00%, 06/01/46	8,185	8,341,227

		9,961,233

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB(a)(c)
Series A, 3.63%, 07/01/43	265	205,670
Series B, AMT, 3.75%, 07/01/45	1,075	819,266
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, (FHA), 4.00%, 07/01/52	3,200	2,501,072

		3,526,008

New Jersey — 9.3%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,930	1,957,435
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(e)	40	41,966
Series WW, 5.25%, 06/15/33	370	375,084
Series WW, 5.00%, 06/15/34	485	487,046
Series WW, 5.00%, 06/15/36	2,205	2,203,461
Series WW, 5.25%, 06/15/40	715	716,209
AMT, (AGM), 5.00%, 01/01/31	900	899,448
AMT, 5.13%, 01/01/34	1,620	1,575,798
AMT, 5.38%, 01/01/43	2,115	2,000,750
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(e)	5,360	5,806,627
Sub-Series A, 4.00%, 07/01/32	1,510	1,407,621
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 3.50%, 12/01/39	755	642,664
Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,684,519
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.25%, 12/01/39	5,985	5,000,982
Series B, AMT, 4.00%, 12/01/41	3,180	2,862,754
Sub-Series C, AMT, 3.63%, 12/01/49	1,725	1,296,313
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	2,195	2,121,349
New Jersey Transportation Trust Fund Authority, RB Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,088,396

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series A, 0.00%, 12/15/29(f)	$7,530	$5,428,957
Series AA, 5.25%, 06/15/33	3,525	3,541,166
Series AA, 5.00%, 06/15/38	4,325	4,255,973
Series AA, 4.13%, 06/15/39	1,210	1,060,330
Series AA, 5.50%, 06/15/39	7,190	7,206,530
Series AA, 4.00%, 06/15/40	1,060	903,926
Series AA, 3.00%, 06/15/50	775	483,697
Series AA, 5.00%, 06/15/50	2,650	2,509,688
Series BB, 4.00%, 06/15/50	4,900	3,876,787
Series D, 5.00%, 06/15/32	1,610	1,620,700
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	180	178,632
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	1,675	1,306,009
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	2,180	2,189,978
Series A, 5.00%, 06/01/36	3,220	3,204,576
Series A, 4.00%, 06/01/37	2,020	1,791,756
Sub-Series B, 5.00%, 06/01/46	8,970	8,217,803

		80,944,930

New Mexico — 0.0%
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/44	200	165,923
Series A, 5.00%, 05/15/49	270	214,861

		380,784

New York — 10.4%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	947,934
Series B, 5.25%, 10/01/41	1,955	2,068,134
Metropolitan Transportation Authority, Refunding RB 5.00%, 11/15/29	540	543,623
Series C-1, 5.00%, 11/15/56	6,550	5,906,816
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,935	1,169,557
Series I-1, (FHA), 2.55%, 11/01/45	6,665	4,332,817
Series I-1, (FHA), 2.70%, 11/01/55	1,050	632,660
New York City Municipal Water Finance Authority, RB, Series DD-1, 3.00%, 06/15/50	3,000	2,037,543
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	2,680	2,217,499
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-3, 5.00%, 08/01/40	7,285	7,429,432
Subordinate, 3.00%, 05/01/46	1,495	1,050,921
Series C, Subordinate, 4.00%, 05/01/45	935	807,436
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(c)	1,100	1,093,819
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(c)	2,630	2,301,747
Series A, 2.88%, 11/15/46	14,350	9,003,075
Series A, 3.00%, 11/15/51	425	263,968
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,060	875,685

Security	Par (000)	Value

New York (continued)
New York State Housing Finance Agency, RB, M/F Housing
Series B, (SONYMA), 3.88%, 11/01/48	$400	$310,848
Series L-1, (SONYMA), 2.50%, 11/01/45	1,760	1,087,694
New York State Thruway Authority, Series B, Subordinate, 4.00%, 01/01/50	510	412,144
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/39	1,175	1,045,421
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/41	3,300	2,988,246
4.00%, 03/15/46	5,960	5,050,915
New York Transportation Development Corp., ARB AMT, 5.00%, 12/01/36	1,650	1,557,341
Series A, AMT, 5.25%, 01/01/50	6,045	5,565,940
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,460	3,351,377
Port Authority of New York & New Jersey RB, 5.25%, 10/15/57	5,090	5,185,285
Port Authority of New York & New Jersey, ARB Consolidated, 221st Series, AMT, 4.00%, 07/15/40	1,000	882,193
Series 221, AMT, 4.00%, 07/15/55	5,155	4,125,382
Port Authority of New York & New Jersey, Refunding ARB Consolidated, 186th Series, AMT, 5.00%, 10/15/36	1,475	1,479,025
Series 207, AMT, 4.00%, 09/15/43	1,090	930,303
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	3,040	1,991,534
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47	6,030	6,326,495
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	720	731,114
Series C, 4.13%, 05/15/52	5,525	4,672,697

		90,376,620

North Carolina — 0.1%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding ARB, Series B, AMT, 4.00%, 07/01/51	790	629,032
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	445	370,436

		999,468

Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	11,685	9,808,821
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	1,095	959,995
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	715	584,159
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	260	218,111
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	370	350,859
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/31	1,000	1,006,095
Series A-1, Junior Lien, 5.25%, 02/15/32	950	955,790
Series A-1, Junior Lien, 5.25%, 02/15/33	1,325	1,333,076
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(f)	10,040	5,056,164
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	819,187

		21,092,257

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	$760	$620,785
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,640	1,500,188
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	439,861

		2,560,834

Oregon — 0.4%
Clackamas Community College District, GO(d)
Series A, 5.00%, 06/15/39	605	624,691
Series A, 5.00%, 06/15/40	440	453,623
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(f)	2,355	1,110,587
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	1,090	876,779
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	640	521,606

		3,587,286

Pennsylvania — 10.1%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	3,925	3,673,368
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(e)	1,500	1,518,018
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	225	158,207
4.00%, 07/01/51	200	131,091
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/51	3,600	3,338,982
Series B, AMT, 5.00%, 07/01/35	755	755,979
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	2,495	2,269,749
Montgomery County Higher Education and Health
Authority, Refunding RB
Class B, 5.00%, 05/01/57	4,930	4,698,847
Series A, 4.00%, 09/01/49	2,820	2,281,950
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	10,710	10,529,772
AMT, 5.00%, 12/31/38	13,195	12,554,924
AMT, 5.00%, 06/30/42	2,455	2,291,701
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 11/15/42	2,245	1,926,814
AMT, 5.50%, 11/01/44	1,000	953,636
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	575	373,494
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	861,121
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	6,850	6,722,391
Pennsylvania Housing Finance Agency, Refunding RB, Series 129, 3.40%, 10/01/49	3,635	2,613,532
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, AMT, 3.50%, 10/01/36	1,180	1,035,328
Pennsylvania Turnpike Commission, RB Series A, 5.00%, 12/01/38	1,480	1,488,593

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A-1, 5.00%, 12/01/41	$3,510	$3,514,398
Series B, 5.00%, 12/01/40	1,375	1,379,861
Series C, 5.50%, 12/01/23(e)	1,315	1,346,339
Series C, 5.00%, 12/01/39	4,775	4,801,377
Series A, Subordinate, 4.00%, 12/01/49	1,215	971,526
Series B, Subordinate, 4.00%, 12/01/51	665	529,135
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	5,155	5,144,427
Pennsylvania Turnpike Commission, Refunding RB 3rd Series, 4.00%, 12/01/38	4,915	4,347,337
Series A-1, 5.00%, 12/01/40	1,805	1,806,538
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	2,110	1,750,070
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,130	2,151,673

		87,920,178

Puerto Rico — 5.0%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	430	427,678
5.63%, 05/15/43	1,320	1,319,931
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,864	2,395,851
Series A-1, Restructured, 5.00%, 07/01/58	17,311	14,809,924
Series A-2, Restructured, 4.54%, 07/01/53	500	401,033
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,267,097
Series A-2, Restructured, 4.33%, 07/01/40	19,762	16,768,650
Series B-1, Restructured, 4.75%, 07/01/53	1,377	1,146,164
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,101,244
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	16,341	3,546,356

		43,183,928

Rhode Island — 2.1%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Series 75-A, 2.35%, 10/01/44	3,925	2,468,311
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	850	740,350
Rhode Island Turnpike & Bridge Authority, RB
Series A, 3.00%, 10/01/38	375	304,675
Series A, 3.00%, 10/01/39	535	425,268
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,105	1,127,435
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	525	521,764
Series B, 4.50%, 06/01/45	10,575	9,765,685
Series B, 5.00%, 06/01/50	2,630	2,558,748

		17,912,236

South Carolina — 6.5%
Charleston County Airport District, ARB(e)
Series A, AMT, 5.50%, 07/01/23	5,225	5,293,255
Series A, AMT, 6.00%, 07/01/23	1,955	1,985,527
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	379,202
4.38%, 11/01/49	715	524,788
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(e)	2,505	2,559,093

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	$3,090	$3,104,446
5.00%, 01/01/55(c)	2,290	1,792,159
7.50%, 08/15/62(c)	1,455	1,313,014
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	5,885	5,865,409
Series A, 4.25%, 05/01/48	1,685	1,404,011
South Carolina Ports Authority, ARB
AMT, 5.00%, 07/01/48	530	509,577
AMT, 5.00%, 07/01/55	2,790	2,647,537
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	16,210	16,242,825
Series A, 4.00%, 12/01/55	1,950	1,536,239
Series E, 5.50%, 12/01/53	1,730	1,730,386
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	4,930	4,931,247
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 2.25%, 07/01/46	4,815	3,035,573
Series B, 4.35%, 07/01/47	1,690	1,489,892

		56,344,180

South Dakota — 0.3%
South Dakota Health & Educational Facilities Authority, Refunding RB, 4.00%, 07/01/42	3,000	2,564,295

Tennessee — 1.3%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	3,550	2,988,486
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/49	2,590	2,468,076
Series B, AMT, Subordinate, 5.00%, 07/01/54	1,925	1,864,484
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	4,650	4,348,168

		11,669,214

Texas — 7.3%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	385	262,990
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	3,290	3,312,135
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,330	1,330,122
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	765	752,733
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	731,520
Series A, AMT, 4.00%, 07/01/46	2,780	2,282,811
Series A, AMT, 4.00%, 07/01/48	11,670	9,441,123
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,300	2,327,823
Harris County Toll Road Authority Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43(b)	2,910	3,008,862
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(e)(f)	8,085	3,906,543
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(e)(f)	5,000	2,681,795
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(c)	1,210	1,034,550
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	3,620	3,109,428
Series B, 5.00%, 01/01/40	1,375	1,378,898

Security	Par (000)	Value

Texas (continued)
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	$1,575	$1,360,523
San Antonio Public Facilities Corp., RB, Convertible, 4.00%, 09/15/42	4,435	3,726,451
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,355	1,374,826
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,895	1,476,986
Series A, 5.00%, 07/01/53	2,325	2,187,523
Series B, 5.00%, 07/01/36	2,390	2,432,234
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	1,850	1,889,375
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	574,894
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 4.25%, 09/01/43	755	734,977
Series A, (GNMA), 3.63%, 09/01/44	415	348,409
Series A, (GNMA), 3.75%, 09/01/49	220	181,024
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,335,828
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, 5.00%, 06/30/58	1,795	1,589,261
AMT, Senior Lien, 5.00%, 12/31/45	3,020	2,764,886
Texas Transportation Commission, RB, CAB(f)
0.00%, 08/01/35	310	148,810
0.00%, 08/01/36	170	76,130
0.00%, 08/01/37	225	93,737
0.00%, 08/01/38	810	314,751
0.00%, 08/01/41	1,950	616,223
0.00%, 08/01/44	1,010	259,248
0.00%, 08/01/45	1,775	424,111

		63,471,540

Utah — 0.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	2,935	2,805,640
Series A, AMT, 5.00%, 07/01/48	1,055	1,001,768
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(c)	485	411,260
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(c)	935	750,480
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36	455	442,099

		5,411,247

Virginia — 1.0%
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	395	304,921
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,920	4,277,197
Virginia Housing Development Authority, RB, M/F Housing
Series E, 3.15%, 12/01/49	1,070	735,041
Series I, (FHLMC, FNMA, GNMA), 2.63%, 11/01/53	1,190	691,584
Virginia Housing Development Authority, RB, S/F Housing, Series C, 3.70%, 08/01/48	3,045	2,357,838

		8,366,581

Washington — 3.2%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	490	363,775

9

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	$1,990	$1,918,722
Series C, AMT, 5.00%, 04/01/40	2,395	2,364,909
Port of Seattle, Refunding RB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,580,081
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	1,140	973,287
Washington Health Care Facilities Authority, RB, 4.00%, 10/01/45	1,670	1,368,669
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38(b)	6,820	7,080,251
Washington State Convention Center Public Facilities District, RB, 5.00%, 10/01/38	8,075	8,186,209
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	3,106	2,659,433

		27,495,336

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,865	2,986,903

Wisconsin — 2.1%
Public Finance Authority, RB
5.00%, 10/15/41(c)	570	503,162
5.00%, 10/15/56(c)	225	179,323
Class A, 6.00%, 06/15/52	505	444,818
Class A, 6.13%, 06/15/57	570	502,462
Series A, 5.00%, 07/15/39(c)	250	214,962
Series A, 5.00%, 07/01/40(c)	450	391,737
Series A, 5.00%, 10/15/40(c)	1,130	980,186
Series A, 5.00%, 07/15/49(c)	955	757,836
Series A, 5.00%, 07/15/54(c)	455	350,956
Series A, 5.00%, 10/15/55(c)	1,545	1,232,847
Series A-1, 4.50%, 01/01/35(c)	605	532,027
Public Finance Authority, Refunding RB(c)
5.00%, 09/01/49	335	264,151
5.25%, 05/15/52	1,015	829,734
5.00%, 09/01/54	455	349,751
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	520	365,583
Series A, 4.15%, 11/01/48	5,080	4,279,102
Series A, 4.45%, 05/01/57	3,395	2,862,359
Wisconsin Housing & Economic Development Authority, RB, S/F Housing
Series A, 1.80%, 03/01/31	400	323,525
Series A, 1.85%, 09/01/31	320	254,392
Series A, 1.90%, 03/01/32	600	480,566
Series A, 1.95%, 09/01/32	450	357,489
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing Series A, (HUD SECT 8), 2.05%, 11/01/36	1,165	806,924

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing (continued)
Series A, (HUD SECT 8), 2.25%, 11/01/41	$805	$504,400
Series A, (HUD SECT 8), 2.45%, 11/01/46	1,210	714,589

		18,482,881

Total Municipal Bonds — 139.9% (Cost: $1,330,731,885)		1,217,222,586

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43(a)	4,000	3,932,858
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	5,085	4,570,988

		8,503,846

California — 1.4%
Bay Area Toll Authority, Refunding RB(i)
4.00%, 04/01/42(a)	2,000	1,832,091
4.00%, 04/01/47	9,108	8,001,611
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	1,980	2,003,088

		11,836,790

Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(a)(i)	5,517	5,344,821

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	3,052	2,715,445

Florida — 1.4%
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	4,215	4,016,631
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,920	1,589,634
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	6,876,274

		12,482,539

Georgia — 0.5%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49(a)	5,546	4,509,852

Illinois — 2.4%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	2,850	2,852,405
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(e)	3	2,042
Series C, 4.00%, 02/15/41	912	814,231
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,014	5,015,379
Series A, 5.00%, 01/01/40	6,451	6,570,892
Series B, 5.00%, 01/01/40	2,459	2,494,670
Series C, 5.00%, 01/01/38	3,243	3,276,696

		21,026,315

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 1.4%
Wyandotte County Unified School District No.500 Kansas City, GO, Series A, 5.50%, 09/01/47(e)	$11,167	$12,041,007

Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25(e)	3,600	3,659,874

Maryland — 1.1%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41	6,653	6,724,042
Series A, 5.00%, 07/01/46	1,270	1,272,590
Maryland Stadium Authority, RB, 5.00%, 05/01/42	1,500	1,535,515

		9,532,147

Michigan — 1.0%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	4,671	4,573,637
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	2,050	2,072,329
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,748	2,277,930

		8,923,896

Nevada — 1.2%
County of Clark Nevada, GO
Series A, 5.00%, 06/01/38	7,263	7,549,618
Series A, 5.00%, 05/01/48	2,739	2,788,626

		10,338,244

New Jersey — 1.1%
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	5,501	5,159,161
Series G, 4.00%, 01/01/43	5,103	4,481,719

		9,640,880

New York — 4.7%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	8,220	8,011,043
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	6,314	5,728,029
New York City Municipal Water Finance Authority, Refunding RB
Series CC, 5.00%, 06/15/23(e)	6,260	6,300,181
Series CC, 5.00%, 06/15/47	7,060	7,105,050
Series DD, 5.00%, 06/15/35	3,945	4,038,549
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42(i)	2,903	2,528,565
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(a)	1,740	1,437,445
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/49(a)	6,520	5,527,796

		40,676,658

Ohio — 1.3%
Northeast Ohio Regional Sewer District, Refunding RB
4.00%, 11/15/24(e)(i)	5,325	5,399,411
4.00%, 11/15/43	6,919	6,256,579

		11,655,990

Security	Par (000)	Value

Pennsylvania — 1.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(i)	$6,042	$5,731,244
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	1,514	1,540,493
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/24	2,907	2,937,467

		10,209,204

Texas — 1.4%
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,703	2,433,672
Houston Community College System, GO, 4.00%, 02/15/23(a)(e)	3,480	3,489,128
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,985	2,772,424
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23	879	889,934
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,677	1,390,731
Series A, (GNMA), 3.75%, 09/01/49	1,193	989,842

		11,965,731

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/57	11,880	9,864,730
Series A, Senior Lien, 5.50%, 01/01/28(e)	5,313	5,865,209

		15,729,939

Wisconsin — 0.2%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,605	1,340,345

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.4% (Cost: $227,898,938)		212,133,523

Total Long-Term Investments — 164.3% (Cost: $1,558,630,823)		1,429,356,109

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(j)(k)	1	1

Total Short-Term Securities — 0.0% (Cost: $0)		1

Total Investments — 164.3% (Cost: $1,558,630,823)		1,429,356,110

Other Assets Less Liabilities — 3.2%		28,597,724

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.8)%		(137,550,083)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.7)%		(450,194,230)

Net Assets Applicable to Common Shares — 100.0%		$870,209,521

11

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY)

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2023 to July 15, 2042, is $20,932,057.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,416,913	$—	$(1,410,933	)(a)	$(5,980)	$1	$1	1	$39,002	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	331	12/20/22	$36,638	$992,975
U.S. Long Bond	506	12/20/22	61,163	2,813,672
5-Year U.S. Treasury Note	273	12/30/22	29,113	711,483

				$4,518,130

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,217,222,586	$—	$1,217,222,586
Municipal Bonds Transferred to Tender Option Bond Trusts	—	212,133,523	—	212,133,523
Short-Term Securities
Money Market Funds	1	—	—	1

	$1	$1,429,356,109	$—	$1,429,356,110

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$4,518,130	$—	$—	$4,518,130

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(136,934,440)	$—	$(136,934,440)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)

	$—	$(587,234,440)	$—	$(587,234,440)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

Portfolio Abbreviation (continued)

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MT	Mandatory Tender

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

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